Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net (loss)/ income	$ (5,368)	$ 31,886
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation and amortization	32,682	33,249
Amortization and write-off of deferred finance fees and bond premium	3,019	3,045
Gain on bond repurchase	(10,698)	0
Amortization of dry dock and special survey costs	7,797	6,167
Stock based compensation	115	246
Gain on sale of vessels and Impairment loss	(14,427)	13,900
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(4,944)	2,918
Decrease in inventories	2,397	2,489
Decrease in accounts receivable	4,711	3,772
Increase in due from related parties, short-term	0	(2,038)
Increase in other long term assets	(1,484)	(3,927)
Increase in due from related parties, long-term	(589)	(1,845)
Decrease in accounts payable	(3,842)	(5,362)
(Decrease)/ increase in accrued expenses	(2,344)	860
Payments for dry dock and special survey costs	(8,899)	(20,421)
Increase/ (Decrease) in due to related parties, short-term	1,570	(20,073)
(Decrease)/ increase in deferred revenue	(6,017)	5,857
Decrease in operating lease liabilities short and long-term	(158)	0
Net cash (used in)/ provided by operating activities	(6,479)	50,723
Investing Activities
Acquisition of vessels/ vessels improvements	(3,165)	(44,623)
Net cash proceeds from sale of vessel	146,079	0
Net cash provided by/ (used in) investing activities	142,914	(44,623)
Financing Activities
Loan proceeds from affiliate company	47,200	0
Loan proceeds, net of deferred finance costs	0	133,054
Loan repayments	(140,602)	(106,107)
Dividend paid	(828)	(9,564)
Net proceeds from equity offering	2,778	948
Debt issuance costs	(1,204)	0
Net cash (used in)/ provided by financing activities	(92,656)	18,331
Net increase in cash, cash equivalents and restricted cash	43,779	24,431
Cash, cash equivalents and restricted cash, beginning of period	41,357	44,051
Cash, cash equivalents and restricted cash, end of period	85,136	68,482
Supplemental disclosures of cash flow information
Cash interest paid	34,501	40,212
Non-cash investing activities
Container vessel owning companies acquisition	0	37,658
Non-cash financing activities
Stock based compensation	115	246
Deferred finance costs	$ 0	$ 215